UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2012 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Australia--7.7%
Atlas Iron	435,870	917,507
Australia & New Zealand Banking Group	47,420	1,076,485
Coca-Cola Amatil	142,550	1,957,877
Commonwealth Bank of Australia	24,910	1,363,234
Dexus Property Group	1,901,710	1,818,998
Rio Tinto	31,166	1,831,902
Spark Infrastructure Group	1,143,990a	1,788,501
Stockland	364,150	1,152,993
UGL	47,220	603,062
		12,510,559
Finland--1.1%
Sampo, Cl. A	66,980	1,730,868
France--7.6%
Arkema	15,120	986,378
Fonciere Des Regions	17,450	1,250,782
L'Oreal	14,480	1,690,250
Sanofi	64,840	4,901,976
Technip	20,460	2,121,864
Total	32,242	1,448,483
		12,399,733
Germany--6.9%
Bayer	35,220	2,530,741
Continental	21,130	1,754,683
Deutsche Lufthansa	75,480	870,475
Fresenius & Co.	21,920	2,268,562
Gerresheimer	30,500b	1,431,593
Hannover Rueckversicherung	39,020	2,315,424
		11,171,478
Hong Kong--.9%
SJM Holdings	754,000	1,406,847
Italy--2.6%
Atlantia	57,912	736,542
Telecom Italia	3,522,630	3,479,388
		4,215,930
Japan--21.4%
Asahi Kasei	120,000	651,009
Astellas Pharma	36,500	1,594,318
CAPCOM	90,700	1,896,783
Daito Trust Construction	31,600	2,997,614
DeNA	41,600	1,104,272
Fuji Heavy Industries	407,000	3,285,261
Hitachi	525,000	3,228,814
Hitachi Chemical	84,800	1,328,893
INPEX	271	1,519,313
Keihin	109,400	1,619,284

Mitsubishi	94,600	1,910,314
Murata Manufacturing	28,100	1,474,077
Nihon Kohden	46,200	1,406,809
Nippon Shokubai	84,000	1,013,683
NTN	524,000	1,645,534
Sega Sammy Holdings	87,300	1,775,570
Seven & I Holdings	41,100	1,238,397
Softbank	58,300	2,167,543
Sumitomo Mitsui Financial Group	46,500	1,533,983
Toyo Suisan Kaisha	52,000	1,388,121
		34,779,592
Netherlands--6.2%
ING Groep	305,500b	2,035,893
Koninklijke Philips Electronics	111,470	2,196,391
Nutreco	13,870	964,160
STMicroelectronics	393,680	2,154,230
Unilever	84,060	2,806,787
		10,157,461
Norway--1.3%
TGS Nopec Geophysical	81,360	2,182,858
Portugal--.7%
Jeronimo Martins	69,180	1,166,570
Singapore--1.3%
United Overseas Bank	138,000	2,050,758
Spain--1.2%
Inditex	10,900	1,124,623
Red Electrica	20,130	876,580
		2,001,203
Sweden--2.8%
Autoliv, SDR	23,480	1,287,463
Volvo, Cl. B	280,960	3,198,520
		4,485,983
Switzerland--7.9%
ABB	155,120b	2,525,000
Adecco	52,700b	2,331,981
Cie Financiere Richemont, Cl. A	16,160	882,786
Nestle	27,897	1,662,093
Partners Group Holding	9,520	1,691,062
Syngenta	5,100	1,737,165
Zurich Insurance Group	8,850b	1,990,702
		12,820,789
United Arab Emirates--1.1%
Dragon Oil	203,440	1,725,310
United Kingdom--26.1%
Aberdeen Asset Management	485,520	1,974,747
Barclays	719,980	1,836,287
BHP Billiton	45,130	1,276,484
British American Tobacco	70,820	3,595,293
BT Group	542,660	1,796,657
Burberry Group	41,280	856,619
Centrica	326,470	1,625,933
Diageo	60,140	1,546,567

Experian	182,170	2,569,170
GlaxoSmithKline	92,780	2,102,593
Kingfisher	371,530	1,672,295
Legal & General Group	538,890	1,074,387
Lloyds Banking Group	4,033,030b	1,964,374
Old Mutual	499,497	1,184,380
Rexam	278,525	1,836,448
Rio Tinto	74,201	3,508,368
Royal Bank of Scotland Group	522,768b	1,762,728
Royal Dutch Shell, Cl. B	186,090	6,484,632
SABMiller	35,880	1,435,739
Unilever	38,780	1,302,162
WPP	77,430	937,392
		42,343,255
United States--.7%
iShares MSCI EAFE Index Fund	22,720	1,135,091
Total Common Stocks
(cost $162,710,343)		158,284,285

Preferred Stocks--1.8%
Germany
ProSiebenSat.1 Media
(cost $3,503,892)	133,380	2,974,128
Total Investments (cost $166,214,235)	99.3%	161,258,413
Cash and Receivables (Net)	.7%	1,131,230
Net Assets	100.0%	162,389,643

SDR-Swedish Depository Receipts

a	Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $1,788,501 or 1.1% of net assets.
b	Non-income producing security.

At June 30, 2012, net unrealized depreciation on investments was $4,955,822 of which $9,839,930 related to appreciated investment securities and $14,795,752 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.4
Consumer Discretionary	17.2
Consumer Staples	12.0
Materials	10.9
Energy	10.3
Industrial	10.1
Health Care	8.4
Information Technology	5.8
Telecommunication Services	3.3
Utilities	2.0
Exchange Traded Funds	.7
99.3

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2012 (Unaudited)

		Foreign			Unrealized
Forward Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Swiss Franc,
Expiring
7/3/2012	a	302,598	318,863	318,809	(54)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
7/2/2012	b	174,077	174,702	178,168	(3,466)
7/3/2012	b	306,746	314,043	313,954	89

British Pound,
Expiring
7/2/2012	b	397,315	616,327	622,253	(5,926)

Euro,
Expiring
7/2/2012	c	493,149	613,171	624,081	(10,910)

Japanese Yen,
Expiring:
7/2/2012	a	37,842,630	477,028	473,418	3,610
7/3/2012	b	11,699,272	147,042	146,359	683

Norwegian Krone,
Expiring
7/2/2012	a	169,783	27,975	28,541	(566)

Singapore Dollar,
Expiring
7/2/2012	e	35,954	28,084	28,383	(299)

Swedish Krone,
Expiring
7/2/2012	d	421,290	59,663	60,902	(1,239)

Swiss Franc,
Expiring
7/2/2012	a	164,267	170,036	173,067	(3,031)

Gross Unrealized Appreciation
Gross Unrealized Depreciation					4,382
					(25,491)

Counterparties:

a	Credit Suisse First Boston
b	UBS
c	Barclays Capital
d	JPMorgan Chase & Co.
e	Morgan Stanley

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	109,375,566	50,747,756 ++	-	160,123,322
Exchange Traded Funds	1,135,091	-	-	1,135,091
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	4,382	-	4,382
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(25,491)	-	(25,491)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

At the period ended September 30, 2011, $150,678,645 of foreign exchange traded equity securities were classifed as Level 2 of the fair value hierarchy as the values were determined pursuant to the fund's fair valuation procedures.

For the period ended June 30, 2012, there were no transfers of mutual funds, exchange traded funds or forward contracts between Level 1 and Level 2.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2012 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Automobiles & Components--.9%
Thor Industries	37,630	1,031,438
Banks--8.5%
City National	39,697	1,928,480
Comerica	63,860	1,961,141
First Horizon National	166,445	1,439,749
First Republic Bank	29,170a	980,112
Huntington Bancshares	218,190	1,396,416
Susquehanna Bancshares	97,300	1,002,190
Webster Financial	53,130	1,150,796
		9,858,884
Capital Goods--6.8%
AGCO	23,120a	1,057,278
Armstrong World Industries	27,110	1,332,728
Carlisle	25,320	1,342,466
GrafTech International	50,480a	487,132
Snap-on	24,210	1,507,072
Spirit Aerosystems Holdings, Cl. A	92,340a	2,200,462
		7,927,138
Commercial & Professional Services--6.4%
Avery Dennison	40,650	1,111,371
Brink's	49,320	1,143,238
Clean Harbors	15,352a	866,160
Equifax	24,690	1,150,554
FTI Consulting	20,100a	577,875
Herman Miller	62,260	1,153,055
Robert Half International	33,410	954,524
Tetra Tech	17,750a	462,920
		7,419,697
Consumer Durables & Apparel--4.4%
Brunswick	39,360	874,579
Lennar, Cl. A	49,980b	1,544,882
Toll Brothers	69,450a	2,064,748
Warnaco Group	14,440a	614,855
		5,099,064
Consumer Services--2.6%
Brinker International	29,430	937,934
Hyatt Hotels, Cl. A	25,290a	939,776
WMS Industries	56,140a	1,119,993
		2,997,703
Diversified Financials--2.8%
E*TRADE Financial	144,850a	1,164,594
Jefferies Group	32,380	420,616
Raymond James Financial	48,930	1,675,363
		3,260,573
Energy--6.5%
Cabot Oil & Gas	35,272	1,389,717
Gulfport Energy	29,040a	599,095
Helmerich & Payne	13,540	588,719
McDermott International	104,660a	1,165,912

Oceaneering International	25,070	1,199,850
Oil States International	22,280a	1,474,936
Unit	31,750a	1,171,257
		7,589,486
Exchange Traded Funds--.8%
iShares Russell 2000 Value Index
Fund	13,670	962,231
Food & Staples Retailing--2.0%
Casey's General Stores	18,400	1,085,416
Harris Teeter Supermarkets	29,550	1,211,254
		2,296,670
Food, Beverage & Tobacco--2.3%
Flowers Foods	63,285	1,470,111
Sanderson Farms	25,180b	1,153,748
		2,623,859
Health Care Equipment & Services--4.5%
Haemonetics	15,270a	1,131,660
LifePoint Hospitals	36,050a	1,477,329
Mednax	26,520a	1,817,681
Universal Health Services, Cl. B	19,420	838,167
		5,264,837
Insurance--4.1%
Fidelity National Financial, Cl. A	77,274	1,488,297
ProAssurance	9,320	830,319
Protective Life	43,430	1,277,276
W.R. Berkley	31,020	1,207,298
		4,803,190
Materials--6.3%
Allegheny Technologies	27,000	861,030
Coeur d'Alene Mines	47,230a	829,359
Cytec Industries	26,070	1,528,745
Louisiana-Pacific	86,810a	944,493
MeadWestvaco	39,920	1,147,700
Packaging Corp. of America	42,180	1,191,163
Walter Energy	17,860	788,698
		7,291,188
Media--1.7%
DreamWorks Animation SKG, Cl. A	45,770a	872,376
Meredith	34,910b	1,115,025
		1,987,401
Pharmaceuticals, Biotechnology & Life Sciences--1.4%
Medicis Pharmaceutical, Cl. A	23,110	789,206
Salix Pharmaceuticals	14,920a	812,245
		1,601,451
Real Estate--7.2%
BioMed Realty Trust	76,100c	1,421,548
DCT Industrial Trust	207,060c	1,304,478
DiamondRock Hospitality	138,356c	1,411,231
Douglas Emmett	41,930c	968,583
Hospitality Properties Trust	45,930c	1,137,686
LaSalle Hotel Properties	34,090c	993,383
Mack-Cali Realty	40,140c	1,166,870
		8,403,779
Retailing--5.5%
Abercrombie & Fitch, Cl. A	10,540	359,836

American Eagle Outfitters	52,130	1,028,525
Children's Place Retail Stores	22,090a	1,100,745
Dana Holding	73,890	946,531
Express	50,630a	919,947
Finish Line, Cl. A	43,770	915,231
Saks	109,420a,b	1,165,323
		6,436,138
Semiconductors & Semiconductor Equipment--3.5%
Cypress Semiconductor	49,660a	656,505
Microchip Technology	23,620b	781,350
ON Semiconductor	117,550a	834,605
Semtech	34,340a	835,149
Teradyne	64,350a	904,761
		4,012,370
Software & Services--8.0%
Cadence Design Systems	87,910a	966,131
CoreLogic	75,300a	1,378,743
Global Payments	20,400	881,892
Jack Henry & Associates	31,230	1,078,060
MAXIMUS	21,390	1,106,932
Parametric Technology	42,660a	894,154
Synopsys	34,385a	1,011,951
Take-Two Interactive Software	80,270a	759,354
VeriFone Systems	37,000a	1,224,330
		9,301,547
Technology Hardware & Equipment--3.8%
ADTRAN	38,110	1,150,541
Ingram Micro, Cl. A	52,740a	921,368
Netgear	21,430a	739,549
QLogic	51,950a	711,195
Vishay Intertechnology	98,130a	925,366
		4,448,019
Transportation--1.7%
Alaska Air Group	31,460a	1,129,414
Atlas Air Worldwide Holdings	20,500a	891,955
		2,021,369
Utilities--6.7%
Great Plains Energy	56,110	1,201,315
Hawaiian Electric Industries	60,490	1,725,175
MDU Resources Group	29,960	647,436
NiSource	34,930	864,518
Portland General Electric	39,570	1,054,936
UGI	45,200	1,330,236
WGL Holdings	23,450	932,138
		7,755,754
Total Common Stocks
(cost $110,003,698)		114,393,786

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $707,088)	707,088[d]	707,088
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $4,988,827)	4,988,827[d]	4,988,827
Total Investments (cost $115,699,613)	103.3%	120,089,701
Liabilities, Less Cash and Receivables	(3.3%)	(3,875,060)
Net Assets	100.0%	116,214,641

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $4,992,563 and the value of the collateral held by the fund was $4,988,827.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $4,390,088 of which $11,339,591 related to appreciated investment securities and $6,949,503 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	8.5
Software & Services	8.0
Real Estate	7.2
Energy	6.5
Capital Goods	6.8
Utilities	6.7
Materials	6.3
Commercial & Professional Services	6.4
Money Market Investments	4.9
Retailing	5.5
Health Care Equipment & Services	4.5
Consumer Durables & Apparel	4.4
Insurance	4.1
Technology Hardware & Equipment	3.8
Semiconductors & Semiconductor Equipment	3.5
Diversified Financials	2.8
Consumer Services	2.6
Media	1.7
Food, Beverage & Tobacco	2.3
Food & Staples Retailing	2.0
Transportation	1.7
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Automobiles & Components	.9
Exchange Traded Funds	.8
103.3

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	113,431,555	-	-	113,431,555
Exchange Traded Funds	962,231	-	-	962,231
Mutual Funds	5,695,915	-	-	5,695,915
+ See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers of domestic exchange traded equity securities, exchange traded funds or mutual funds between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.9% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)